General (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
General (Textual)
Nasdaq capital market ratio, description	The ADSs are listed on The Nasdaq Capital Market; the ratio of the Company's Ordinary Shares to ADSs is 5:1.
Cash and cash equivalents and short-term deposits	$ 17,441